Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Investments in associates and joint ventures
Current assets	$ 62,104,543	$ 81,576,823
Non-current assets	200,565,714	217,530,708
Total assets	262,670,257	299,107,531
Current liabilities	34,890,862	34,370,918
Non-current liabilities	93,106,962	120,606,708
Total liabilities	127,997,824	154,977,626
Cash and cash equivalents	32,586,352	51,130,992			$ 25,828,215	$ 29,058,093
Investments accounted for using the equity method
Investments in associates and joint ventures
Current assets	178,846	181,740
Non-current assets	937,841	796,426
Total assets	1,116,687	978,166
Current liabilities	96,005	101,167
Non-current liabilities	1,032,051	891,263
Total liabilities	1,128,056	992,430
Net assets	(11,369)	(14,264)
Goodwill, purchase price allocation and other adjustments	113,837	113,837
Long-term loans granted to GTAC, net	948,549	853,163
Carrying amount of the Group's interest in joint ventures	1,051,017	952,736
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
Current assets			$ 2,751,600	$ 2,444,700
Non-current assets			15,426,900	15,764,400
Total assets			18,178,500	18,209,100
Current liabilities			1,780,400	1,405,000
Non-current liabilities			13,229,000	13,600,800
Total liabilities			15,009,400	15,005,800
Net assets			3,169,100	3,203,300
Cash and cash equivalents			220,900	538,600
Current financial liabilities			46,200	60,100
Non-current financial liabilities			$ 479,900	$ 628,100
Associated other than UHI II
Investments in associates and joint ventures
Current assets	17,809	17,896
Non-current assets	47,657	39,213
Total assets	65,466	57,109
Current liabilities	12,487	26,952
Non-current liabilities	25,704	1,295
Total liabilities	38,191	28,247
Net assets	27,275	28,862
Goodwill, purchase price allocation and other adjustments	23,002	23,002
Adjustments for differences in accounting policies	$ 50,277	$ 51,864